GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Going Concern
Accumulated deficit	$ (27,061,939)	$ (26,914,802)
Working capital deficiency	$ (1,203,285)